Depreciation and Amortization (Tables)	12 Months Ended
Sep. 30, 2023
Disclosure of attribution of expenses by nature to their function [abstract]
Disclosure of detailed information about depreciation and amortization [Table Text Block]
	2023	2022	2021
General and administrative	$833,029	$123,960	$95,310
Selling and marketing	77,804	129,265	16,443
Research and development	41,675	73,266	29,237
Total depreciation and amortization	$952,508	$326,491	$140,990